Schedule of investments
Delaware Tax-Free Arizona Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.95%
Corporate Revenue Bonds — 5.70%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 6.00% 7/1/51 #	550,000	$ 609,521
Series A 144A 7.75% 7/1/50 #	285,000	342,108
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,300,000	1,347,099
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,807,020
		5,105,748
Education Revenue Bonds — 26.38%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,152,340
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	395,874
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	304,023
144A 6.00% 7/1/47 #	400,000	478,708

(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 144A 5.00% 7/15/49 #	375,000	430,207
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	550,485
(Equitable School Revolving Fund) Series A 4.00% 11/1/49	1,600,000	1,784,096
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	969,260
Series A 2.375% 7/1/52	1,000,000	976,950

(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,980,000	2,177,881
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	405,259
(Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	286,995
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,003,570
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.00% 5/15/31	645,000	655,281
NQ-322 [11/21] 1/22 (1984241)    1

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	$ 296,705
(Creighton University Project) 4.00% 7/1/50	1,000,000	1,153,370
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	838,339
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	2,282,880
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	883,117
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	500,000	592,075
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,276,138
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	506,420
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,101,810
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,042,900
Pima County Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	500,000	544,030
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	553,950
		23,642,663
Electric Revenue Bonds — 7.06%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	443,250
Series A 5.05% 7/1/42 ‡	55,000	54,175
Series AAA 5.25% 7/1/25 ‡	35,000	34,562
Series WW 5.00% 7/1/28 ‡	450,000	443,250
Series WW 5.25% 7/1/33 ‡	430,000	424,625
Series WW 5.50% 7/1/38 ‡	620,000	613,800
Series XX 4.75% 7/1/26 ‡	35,000	34,344
Series XX 5.25% 7/1/40 ‡	355,000	350,562
Series XX 5.75% 7/1/36 ‡	125,000	124,219
Series ZZ 4.75% 7/1/27 ‡	30,000	29,438
Series ZZ 5.25% 7/1/24 ‡	45,000	44,437
2    NQ-322 [11/21] 1/22 (1984241)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	$ 2,463,620
Series A 5.00% 1/1/47	1,000,000	1,269,620
		6,329,902
Healthcare Revenue Bonds — 19.68%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,123,240
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	151,120
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	119,463
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	51,488
Series B 5.125% 1/1/54	65,000	61,548

(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	410,675
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,190,000	1,374,236
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	266,911
5.25% 11/15/46	415,000	404,841

(Royal Oaks Inspirita Pointe Project) Series A 5.00% 5/15/56	1,000,000	1,125,210
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,150,820
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	212,940
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	292,083
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,142,400
Series A 4.00% 1/1/44	1,500,000	1,746,090
Series D 4.00% 1/1/48	650,000	759,668
Maricopa County Industrial Development Authority Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	519,130
NQ-322 [11/21] 1/22 (1984241)    3

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Hospital Revenue
(HonorHealth)
Series A 4.00% 9/1/51	250,000	$ 288,523
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	402,335
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	75,000	86,798
4.00% 7/1/39	75,000	86,226
5.00% 7/1/30	105,000	133,114
5.00% 7/1/32	170,000	217,977
5.00% 7/1/35	65,000	82,540
Tempe Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	877,552
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,737,945
Series A 5.25% 8/1/33	2,000,000	2,151,580
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	327,586
Series A 5.25% 8/1/32	300,000	335,958
		17,639,997
Lease Revenue Bonds — 4.67%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,003,980
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	357,557
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	355,000	356,040
4    NQ-322 [11/21] 1/22 (1984241)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.00% 7/1/49	2,000,000	$ 2,471,240
		4,188,817
Local General Obligation Bonds — 3.86%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	1,166,820
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	701,434
Maricopa County Unified School District No. 69 Paradise Valley
4.00% 7/1/39	600,000	716,868
Maricopa County Unified School District No. 95 Queen Creek
(School Improvement) 4.00% 7/1/35	500,000	587,115
Pinal County Community College District
4.00% 7/1/31	250,000	282,895
		3,455,132
Pre-Refunded Bonds — 2.47%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33-21 §	790,000	792,410
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	10,242
Series A 5.00% 6/1/38-23 §	1,000,000	1,071,320
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	342,772
		2,216,744
Special Tax Revenue Bonds — 15.42%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	1,001,900
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	2,066,462	1,947,640
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	597,383
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,149,800
NQ-322 [11/21] 1/22 (1984241)    5

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.548% 7/1/46 ^	1,830,000	$ 611,952
Series A-1 4.913% 7/1/51 ^	4,565,000	1,104,913
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,816,275
Series A-1 5.00% 7/1/58	750,000	861,038
Series A-2 4.329% 7/1/40	2,825,000	3,171,062
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	562,700
		13,824,663
State General Obligation Bonds — 3.13%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	211,500
Series A 5.125% 7/1/37 ‡	1,190,000	1,100,750
Series A 5.375% 7/1/33 ‡	270,000	265,950
Series A 8.00% 7/1/35 ‡	640,000	561,600
Series B 5.75% 7/1/38 ‡	680,000	661,300
		2,801,100
Transportation Revenue Bonds — 5.14%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	591,290
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	400,000	487,884
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	564,555
5.00% 7/1/32 (AMT)	500,000	533,950
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,205,570
Series B 5.00% 7/1/37	1,000,000	1,220,660
		4,603,909
Water & Sewer Revenue Bonds — 5.44%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,128,900
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	700,350
6    NQ-322 [11/21] 1/22 (1984241)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	$ 290,235
Mesa Utility System Revenue
4.00% 7/1/31	850,000	965,515
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,197,000
5.00% 7/1/31	500,000	593,765
		4,875,765
Total Municipal Bonds (cost $81,976,221)		88,684,440

Short-Term Investments — 0.22%
Variable Rate Demand Note — 0.22%¤
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.01% 11/15/52 (SPA - Northern Trust Company)	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000
Total Value of Securities—99.17% (cost $82,176,221)		88,884,440

Receivables and Other Assets Net of Liabilities—0.83%		746,529
Net Assets Applicable to 7,502,454 Shares Outstanding—100.00%		$89,630,969
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $6,453,940, which represents 7.20% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
NQ-322 [11/21] 1/22 (1984241)    7

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
8    NQ-322 [11/21] 1/22 (1984241)